ING USA Annuity and Life Insurance Company and its Separate Account B
ING Rollover ChoiceSM Variable Annuity Contracts
Supplement dated January 26, 2009 to the Contract Prospectus dated April 28, 2008, as amended

The following information updates and amends certain information contained in your variable annuity Contract
Prospectus dated April 28, 2008. Please read it carefully and keep it with your current Contract Prospectus for future reference.

Contracts issued in Florida are not subject to the changes to the Minimum Guaranteed Income Benefit (MGIB) rider reflected in the supplement dated December 23, 2008.

X.70600-09G	January 2009